Financial instruments and financial risk factors - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Apr. 30, 2022 USD ($)	Oct. 31, 2021 USD ($)	Apr. 30, 2022 CAD ($)
Disclosure of fair value measurement of liabilities [line items]
Cash		$ 6,858,298	$ 4,128,174
Liabilities Net			$ 24,778,777
Li Cycle Holdings Corp [Member]
Disclosure of fair value measurement of liabilities [line items]
Description about transfers between levels		There were no transfers between the levels during the current or prior year.
Currency risk [member]
Disclosure of fair value measurement of liabilities [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on foreign exchange gain (loss)	$ 803,993
Currency risk [member] | Currency in which supplementary information is displayed [member]
Disclosure of fair value measurement of liabilities [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	5.00%
Currency risk [member] | Li Cycle Holdings Corp [Member]
Disclosure of fair value measurement of liabilities [line items]
Percentage Of strengthening of candian dollar aganst american dollar		5.00%
Percentage Of weakling of canadian dollar against american dollar		5.00%
Increase decrease through foreign exchange, financial assets		$ 900,000
Currency risk [member] | Canadian Dollar Denominated Cash [Member] | Li Cycle Holdings Corp [Member]
Disclosure of fair value measurement of liabilities [line items]
Value at risk		1,300,000
Currency risk [member] | Canadian Dollar Net Liabilities And Loan Payable [Member] | Li Cycle Holdings Corp [Member]
Disclosure of fair value measurement of liabilities [line items]
Value at risk		$ 23,900,000